Investment Strategy - Prospectus Summary	Apr. 30, 2026
NYLI CBRE Global Infrastructure Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus borrowings for investment purposes) in securities issued by infrastructure companies. The Fund’s Subadvisor, CBRE Investment Management Listed Real Assets LLC, defines an infrastructure company as a company that derives at least 50% of its revenues or profits from, or devotes at least 50% of its assets to, the ownership, management, development, construction, renovation, enhancement, or operation of infrastructure assets or the provision of services to companies engaged in such activities. Examples of infrastructure assets include transportation assets (such as toll roads, bridges, railroads, airports, and seaports), utility assets (such as electric transmission and distribution lines, gas distribution pipelines, water pipelines and treatment facilities, and sewer facilities), energy assets (such as oil and gas pipelines, storage facilities, and other facilities used for gathering, processing, or transporting hydrocarbon products as well as contracted renewable power assets), and communications assets (such as communications towers, data centers, fiber networks, and satellites).

Under normal market conditions, the Fund will invest more than 25% of the value of its total assets at the time of purchase in the securities of issuers conducting their business activities in the infrastructure group of industries.

Under normal circumstances, the Fund invests primarily in common stock, but may also invest in other equity securities including preferred stocks, convertible securities, rights or warrants to buy common stocks, and depositary receipts with characteristics similar to common stock. The Fund may also invest up to 25% of its net assets in master limited partnerships.

The Fund may invest in other investment companies, including exchange-traded funds.

The Fund expects to invest primarily in equity securities of companies located in a number of different countries, including the United States. Under normal market conditions, the Fund will invest a significant amount of its net assets (at least 40%, unless the Subadvisor deems market conditions to be unfavorable, in which case the Fund will invest at least 30%) in foreign securities. An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer’s “country of risk” (or similar designation) as determined by a third party such as Bloomberg. The Fund will normally invest in companies located in at least three countries outside of the United States.

The Fund may invest up to 30% of its assets in securities of issuers in emerging markets. The Subadvisor defines emerging market countries as those countries that are included in the MSCI Emerging Markets Index. The Fund’s investments may be denominated in U.S. dollars, non-U.S. currencies, or multinational currency units. The Fund may hedge its currency exposure to securities denominated in non-U.S. currencies. The Fund may invest in securities of companies of any market size.

Investment Process: The Subadvisor uses a multi-step investment process for constructing the Fund’s investment portfolio that combines top-down geographic region and infrastructure sector allocation with bottom-up individual stock selection. The Subadvisor first selects infrastructure sectors in certain geographic regions in which to invest, and determines the degree of representation in the portfolio of such sectors and regions, through a systematic evaluation of the regulatory environment and economic outlook, capital market trends, macroeconomic conditions, and the relative value of infrastructure sectors. The Subadvisor then uses an in-house valuation process to identify infrastructure companies whose risk-adjusted returns it believes are compelling relative to their peers. The Subadvisor’s in-house valuation process examines several factors, including the company’s management and strategy, the stability and growth potential of cash flows and dividends, the location of the company’s assets, the regulatory environment in which the company operates; sustainability considerations (such as environmental, social and governance factors); and the company’s capital structure.

The Subadvisor includes sustainability considerations as one of the factors in its analysis to assess a company’s exposure to, and ability to manage, sustainability related risk. Sustainability factors are assessed based on internal research and information from an independent global provider of environmental, social and corporate governance research. The Subadvisor’s approach and implementation of all factors – including sustainability – is applied consistently across all investments and industries and does not change based on the size of the company or potential position size. As sustainability considerations are one of several factors in the Subadvisor's analysis, the Subadvisor generally will not forgo potential investments strictly based on evaluation of sustainability factors.

The Subadvisor may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund’s Subadvisor, CBRE Investment Management Listed Real Assets LLC, defines an infrastructure company as a company that derives at least 50% of its revenues or profits from, or devotes at least 50% of its assets to, the ownership, management, development, construction, renovation, enhancement, or operation of infrastructure assets or the provision of services to companies engaged in such activities. Examples of infrastructure assets include transportation assets (such as toll roads, bridges, railroads, airports, and seaports), utility assets (such as electric transmission and distribution lines, gas distribution pipelines, water pipelines and treatment facilities, and sewer facilities), energy assets (such as oil and gas pipelines, storage facilities, and other facilities used for gathering, processing, or transporting hydrocarbon products as well as contracted renewable power assets), and communications assets (such as communications towers, data centers, fiber networks, and satellites).
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus borrowings for investment purposes) in securities issued by infrastructure companies.
Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus borrowings for investment purposes) in securities issued by infrastructure companies. The Fund’s Subadvisor, CBRE Investment Management Listed Real Assets LLC, defines an infrastructure company as a company that derives at least 50% of its revenues or profits from, or devotes at least 50% of its assets to, the ownership, management, development, construction, renovation, enhancement, or operation of infrastructure assets or the provision of services to companies engaged in such activities. Examples of infrastructure assets include transportation assets (such as toll roads, bridges, railroads, airports, and seaports), utility assets (such as electric transmission and distribution lines, gas distribution pipelines, water pipelines and treatment facilities, and sewer facilities), energy assets (such as oil and gas pipelines, storage facilities, and other facilities used for gathering, processing, or transporting hydrocarbon products as well as contracted renewable power assets), and communications assets (such as communications towers, data centers, fiber networks, and satellites).
NYLI CBRE Real Estate Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus borrowings for investment purposes) in common and preferred stocks of U.S. real estate investment trusts (“REITs”) and other real estate companies. The Fund’s Subadvisor, CBRE Investment Management Listed Real Assets LLC, defines a real estate company as a company that: (i) derives at least 50% of its total revenue or earnings from owning, operating, leasing, developing, managing, brokering and/or selling real estate; or (ii) has at least 50% of its assets invested in real estate. Companies principally engaged in the real estate industry may include REITs, real estate owners, real estate managers, real estate brokers, real estate dealers, and companies with substantial real estate holdings.

The Fund is non-diversified, which means it may invest a greater percentage of its assets in a smaller number of issuers than a diversified fund. Under normal market conditions, the Fund will invest more than 25% of its total assets (concentrate its investments) in securities issued by companies principally engaged in the real estate industry.

The Subadvisor may invest in companies with any market capitalization. However, the Subadvisor will generally not invest in companies with a market capitalization of less than $100 million at the time of purchase. The Fund may also invest in convertible securities, initial public offerings, and Rule 144A securities.

The Fund may invest in other investment companies, including exchange-traded funds.

Investment Process: The Subadvisor focuses on investments that generally provide income and also have the potential for long-term capital appreciation. The Subadvisor uses systematic, top-down research to evaluate property market conditions and trends to judge which market sectors offer potentially attractive returns. The Subadvisor uses proprietary analytical techniques to conduct fundamental company analysis, which provides a framework for security selection. This approach incorporates several quantitative and qualitative factors that aid in evaluating performance characteristics of individual securities independently and relative to each other. The Subadvisor will also typically employ portfolio optimization tools to help in its evaluation of the Fund’s current portfolio and its identification of potential investments for the Fund. The Subadvisor's investment approach, with its emphasis on investments in companies primarily engaged in the real estate industry, is expected to produce a total return that is closely tied to the performance of the market for publicly traded real estate companies, including real estate investment trusts, which is a narrow segment of the overall U.S. stock market.

The Subadvisor includes sustainability considerations (such as environmental, social and governance factors) in its analysis to help identify companies that balance the needs of all stakeholders in their communities and address sustainability issues. The sustainability factors are assessed based on internal research and information from an independent global provider of environmental, social and corporate governance research. The Subadvisor’s approach and implementation of all factors – including sustainability – is applied consistently across all investments and industries and does not change based on the size of the company or potential position size. As sustainability considerations are assessed alongside the fundamental valuation model in the Subadvisor’s analysis, the Subadvisor generally will not forgo potential investments strictly based on evaluation of sustainability factors.

The Subadvisor may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund’s Subadvisor, CBRE Investment Management Listed Real Assets LLC, defines a real estate company as a company that: (i) derives at least 50% of its total revenue or earnings from owning, operating, leasing, developing, managing, brokering and/or selling real estate; or (ii) has at least 50% of its assets invested in real estate. Companies principally engaged in the real estate industry may include REITs, real estate owners, real estate managers, real estate brokers, real estate dealers, and companies with substantial real estate holdings.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus borrowings for investment purposes) in common and preferred stocks of U.S. real estate investment trusts (“REITs”) and other real estate companies.
Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus borrowings for investment purposes) in common and preferred stocks of U.S. real estate investment trusts (“REITs”) and other real estate companies. The Fund’s Subadvisor, CBRE Investment Management Listed Real Assets LLC, defines a real estate company as a company that: (i) derives at least 50% of its total revenue or earnings from owning, operating, leasing, developing, managing, brokering and/or selling real estate; or (ii) has at least 50% of its assets invested in real estate. Companies principally engaged in the real estate industry may include REITs, real estate owners, real estate managers, real estate brokers, real estate dealers, and companies with substantial real estate holdings.
NYLI Conservative ETF Allocation Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in exchange-traded funds ("ETFs"). ETFs are investment companies whose shares are listed and traded on a national securities exchange and that provide investment exposure to a portfolio of securities or other investments. The Fund is a “fund of funds” that seeks to achieve its investment objective by investing in unaffiliated passively-managed exchange-traded funds (the “Underlying ETFs”). The Fund is designed for investors with a particular risk profile as represented by the asset class allocations described below, and invests in a distinct mix of Underlying ETFs.

The Fund seeks to achieve its investment objective by normally investing approximately 60% (within a range of 50% to 70%) of its assets in Underlying Fixed-Income ETFs and approximately 40% (within a range of 30% to 50%) of its assets in Underlying Equity ETFs. The Fund may invest approximately 10% (within a range of 0% to 20%) of its assets in Underlying International Equity ETFs. New York Life Investment Management may change the asset class allocations, the Underlying ETFs in which the Fund invests, or the target weighting without approval from shareholders.

New York Life Investment Management will determine each Underlying ETF’s asset class, and for Underlying ETFs that may potentially fall into multiple asset classes, New York Life Investment Management will classify them based on certain factors, including, but not limited to, the Underlying ETF’s investment strategy and portfolio characteristics.

New York Life Investment Management uses a two-step asset allocation process to create the Fund's portfolio. The first step includes a strategic review of the target allocations to the equity and fixed-income asset classes and a determination of any tactical allocation adjustments to establish the portion of the Fund's investable portfolio (meaning the Fund's assets available for investment, other than working cash balances) to be invested in each asset class.

The following table illustrates the Fund's target allocations among asset classes (the target allocations and/or actual holdings will vary from time to time as a result of the tactical allocation process, although these variations will remain within the ranges described above):

	U.S. Equity	International Equity	Total Equity	Fixed-Income
NYLIM Conservative ETF Allocation Fund	30%	10%	40%	60%

The second step in the Fund's portfolio construction process involves the actual selection of Underlying ETFs to represent the asset classes indicated above and determination of target weightings among the Underlying ETFs. The Fund may invest in any or all of the Underlying ETFs within an asset class, but will not normally invest in every Underlying ETF at one time. Selection of individual Underlying ETFs is based on several factors, including, but not limited to, liquidity, benchmark tracking error and total annual fund operating expenses.

New York Life Investment Management monitors the Fund's portfolio daily to ensure that the Fund's actual asset class allocations among the Underlying ETFs continue to conform to the Fund's target allocations over time and may periodically adjust target asset class allocations based on various quantitative and qualitative data relating to the U.S. and international economies (including emerging markets), securities markets, and various segments within those markets. In connection with the asset allocation process, the Fund may from time to time invest more than 25% of its assets in one Underlying ETF.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	ETFs are investment companies whose shares are listed and traded on a national securities exchange and that provide investment exposure to a portfolio of securities or other investments. The Fund is a “fund of funds” that seeks to achieve its investment objective by investing in unaffiliated passively-managed exchange-traded funds (the “Underlying ETFs”). The Fund is designed for investors with a particular risk profile as represented by the asset class allocations described below, and invests in a distinct mix of Underlying ETFs.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in exchange-traded funds ("ETFs").
Strategy Portfolio Concentration [Text]	The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in exchange-traded funds ("ETFs"). ETFs are investment companies whose shares are listed and traded on a national securities exchange and that provide investment exposure to a portfolio of securities or other investments. The Fund is a “fund of funds” that seeks to achieve its investment objective by investing in unaffiliated passively-managed exchange-traded funds (the “Underlying ETFs”). The Fund is designed for investors with a particular risk profile as represented by the asset class allocations described below, and invests in a distinct mix of Underlying ETFs.
NYLI Moderate ETF Allocation Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in exchange-traded funds ("ETFs"). ETFs are investment companies whose shares are listed and traded on a national securities exchange and that provide investment exposure to a portfolio of securities or other investments. The Fund is a “fund of funds” that seeks to achieve its investment objective by investing in unaffiliated passively-managed exchange-traded funds (the “Underlying ETFs”). The Fund is designed for investors with a particular risk profile as represented by the asset class allocations described below, and invests in a distinct mix of Underlying ETFs.

The Fund seeks to achieve its investment objective by normally investing approximately 60% (within a range of 50% to 70%) of its assets in Underlying Equity ETFs and approximately 40% (within a range of 30% to 50%) of its assets in Underlying Fixed-Income ETFs. The Fund may invest approximately 15% (within a range of 5% to 25%) of its assets in Underlying International Equity ETFs. New York Life Investment Management may change the asset class allocations, the Underlying ETFs in which the Fund invests, or the target weighting without approval from shareholders.

New York Life Investment Management will determine each Underlying ETF’s asset class, and for Underlying ETFs that may potentially fall into multiple asset classes, New York Life Investment Management will classify them based on certain factors, including, but not limited to, the Underlying ETF’s investment strategy and portfolio characteristics.

New York Life Investment Management uses a two-step asset allocation process to create the Fund's portfolio. The first step includes a strategic review of the target allocations to the equity and fixed-income asset classes and a determination of any tactical allocation adjustments to establish the portion of the Fund's investable portfolio (meaning the Fund's assets available for investment, other than working cash balances) to be invested in each asset class.

The following table illustrates the Fund's target allocations among asset classes (the target allocations and/or actual holdings will vary from time to time as a result of the tactical allocation process, although these variations will remain within the ranges described above):

	U.S. Equity	International Equity	Total Equity	Fixed-Income
NYLIM Moderate ETF Allocation Fund	45%	15%	60%	40%

The second step in the Fund's portfolio construction process involves the actual selection of Underlying ETFs to represent the asset classes indicated above and determination of target weightings among the Underlying ETFs. The Fund may invest in any or all of the Underlying ETFs within an asset class, but will not normally invest in every Underlying ETF at one time. Selection of individual Underlying ETFs is based on several factors, including, but not limited to, liquidity, benchmark tracking error and total annual fund operating expenses.

New York Life Investment Management monitors the Fund's portfolio daily to ensure that the Fund's actual asset class allocations among the Underlying ETFs continue to conform to the Fund's target allocations over time and may periodically adjust target asset class allocations based on various quantitative and qualitative data relating to the U.S. and international economies (including emerging markets), securities markets, and various segments within those markets. In connection with the asset allocation process, the Fund may from time to time invest more than 25% of its assets in one Underlying ETF.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	ETFs are investment companies whose shares are listed and traded on a national securities exchange and that provide investment exposure to a portfolio of securities or other investments. The Fund is a “fund of funds” that seeks to achieve its investment objective by investing in unaffiliated passively-managed exchange-traded funds (the “Underlying ETFs”). The Fund is designed for investors with a particular risk profile as represented by the asset class allocations described below, and invests in a distinct mix of Underlying ETFs.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in exchange-traded funds ("ETFs").
Strategy Portfolio Concentration [Text]	The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in exchange-traded funds ("ETFs"). ETFs are investment companies whose shares are listed and traded on a national securities exchange and that provide investment exposure to a portfolio of securities or other investments. The Fund is a “fund of funds” that seeks to achieve its investment objective by investing in unaffiliated passively-managed exchange-traded funds (the “Underlying ETFs”). The Fund is designed for investors with a particular risk profile as represented by the asset class allocations described below, and invests in a distinct mix of Underlying ETFs.
NYLI Growth ETF Allocation Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in exchange-traded funds ("ETFs"). ETFs are investment companies whose shares are listed and traded on a national securities exchange and that provide investment exposure to a portfolio of securities or other investments. The Fund is a “fund of funds” that seeks to achieve its investment objective by investing in unaffiliated passively-managed exchange-traded funds (the “Underlying ETFs”). The Fund is designed for investors with a particular risk profile as represented by the asset class allocations described below, and invests in a distinct mix of Underlying ETFs.

The Fund seeks to achieve its investment objective by normally investing approximately 80% (within a range of 70% to 90%) of its assets in Underlying Equity ETFs, and approximately 20% (within a range of 10% to 30%) of its assets in Underlying Fixed-Income ETFs. The Fund may invest approximately 20% (within a range of 10% to 30%) of its assets in Underlying International Equity ETFs. New York Life Investment Management may change the asset class allocations, the Underlying ETFs in which the Fund invests, or the target weighting without approval from shareholders.

New York Life Investment Management will determine each Underlying ETF’s asset class, and for Underlying ETFs that may potentially fall into multiple asset classes, New York Life Investment Management will classify them based on certain factors, including, but not limited to, the Underlying ETF’s investment strategy and portfolio characteristics.

New York Life Investment Management uses a two-step asset allocation process to create the Fund's portfolio. The first step includes a strategic review of the target allocations to the equity and fixed-income asset classes and a determination of any tactical allocation adjustments to establish the portion of the Fund's investable portfolio (meaning the Fund's assets available for investment, other than working cash balances) to be invested in each asset class.

The following table illustrates the Fund's target allocations among asset classes (the target allocations and/or actual holdings will vary from time to time as a result of the tactical allocation process, although these variations will remain within the ranges described above):

	U.S. Equity	International Equity	Total Equity	Fixed-Income
NYLIM Growth ETF Allocation Fund	60%	20%	80%	20%

The second step in the Fund's portfolio construction process involves the actual selection of Underlying ETFs to represent the asset classes indicated above and determination of target weightings among the Underlying ETFs. The Fund may invest in any or all of the Underlying ETFs within an asset class, but will not normally invest in every Underlying ETF at one time. Selection of individual Underlying ETFs is based on several factors, including, but not limited to, liquidity, benchmark tracking error and total annual fund operating expenses.

New York Life Investment Management monitors the Fund's portfolio daily to ensure that the Fund's actual asset class allocations among the Underlying ETFs continue to conform to the Fund's target allocations over time and may periodically adjust target asset class allocations based on various quantitative and qualitative data relating to the U.S. and international economies (including emerging markets), securities markets, and various segments within those markets. In connection with the asset allocation process, the Fund may from time to time invest more than 25% of its assets in one Underlying ETF.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	ETFs are investment companies whose shares are listed and traded on a national securities exchange and that provide investment exposure to a portfolio of securities or other investments. The Fund is a “fund of funds” that seeks to achieve its investment objective by investing in unaffiliated passively-managed exchange-traded funds (the “Underlying ETFs”). The Fund is designed for investors with a particular risk profile as represented by the asset class allocations described below, and invests in a distinct mix of Underlying ETFs.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in exchange-traded funds ("ETFs").
Strategy Portfolio Concentration [Text]	The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in exchange-traded funds ("ETFs"). ETFs are investment companies whose shares are listed and traded on a national securities exchange and that provide investment exposure to a portfolio of securities or other investments. The Fund is a “fund of funds” that seeks to achieve its investment objective by investing in unaffiliated passively-managed exchange-traded funds (the “Underlying ETFs”). The Fund is designed for investors with a particular risk profile as represented by the asset class allocations described below, and invests in a distinct mix of Underlying ETFs.
NYLI Equity ETF Allocation Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in exchange-traded funds ("ETFs"). ETFs are investment companies whose shares are listed and traded on a national securities exchange and that provide investment exposure to a portfolio of securities or other investments. The Fund is a “fund of funds” that seeks to achieve its investment objective by investing in unaffiliated passively-managed exchange-traded funds (the “Underlying ETFs”). The Fund is designed for investors with a particular risk profile as represented by the asset class allocations described below, and invests in a distinct mix of Underlying ETFs.

The Fund seeks to achieve its investment objective by normally investing substantially all of its assets in Underlying Equity ETFs (normally within a range of 90% to 100%). The Fund may invest approximately 25% (within a range of 15% to 35%) of its assets in Underlying International Equity ETFs. The Fund may invest up to 10% of its assets in Underlying Fixed-Income ETFs. New York Life Investment Management may change the asset class allocations, the Underlying ETFs in which the Fund invests, or the target weighting without approval from shareholders.

The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus any borrowings for investment purposes) in Underlying Equity ETFs.

New York Life Investment Management will determine each Underlying ETF’s asset class, and for Underlying ETFs that may potentially fall into multiple asset classes, New York Life Investment Management will classify them based on certain factors, including, but not limited to, the Underlying ETF’s investment strategy and portfolio characteristics.

New York Life Investment Management uses a two-step asset allocation process to create the Fund's portfolio. The first step includes a strategic review of the target allocations to the equity and fixed-income asset classes and a determination of any tactical allocation adjustments to establish the portion of the Fund's investable portfolio (meaning the Fund's assets available for investment, other than working cash balances) to be invested in each asset class.

The following table illustrates the Fund's target allocations among asset classes (the target allocations and/or actual holdings will vary from time to time as a result of the tactical allocation process, although these variations will remain within the ranges described above):

	U.S. Equity	International Equity	Total Equity	Fixed-Income
NYLIM Equity ETF Allocation Fund	75%	25%	100%	0%

The second step in the Fund's portfolio construction process involves the actual selection of Underlying ETFs to represent the asset classes indicated above and determination of target weightings among the Underlying ETFs. The Fund may invest in any or all of the Underlying ETFs within an asset class, but will not normally invest in every Underlying ETF at one time. Selection of individual Underlying ETFs is based on several factors, including, but not limited to, liquidity, benchmark tracking error and total annual fund operating expenses.

New York Life Investment Management monitors the Fund's portfolio daily to ensure that the Fund's actual asset class allocations among the Underlying ETFs continue to conform to the Fund's target allocations over time and may periodically adjust target asset class allocations based on various quantitative and qualitative data relating to the U.S. and international economies (including emerging markets), securities markets, and various segments within those markets. In connection with the asset allocation process, the Fund may from time to time invest more than 25% of its assets in one Underlying ETF.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	ETFs are investment companies whose shares are listed and traded on a national securities exchange and that provide investment exposure to a portfolio of securities or other investments. The Fund is a “fund of funds” that seeks to achieve its investment objective by investing in unaffiliated passively-managed exchange-traded funds (the “Underlying ETFs”). The Fund is designed for investors with a particular risk profile as represented by the asset class allocations described below, and invests in a distinct mix of Underlying ETFs.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in exchange-traded funds ("ETFs").
Strategy Portfolio Concentration [Text]	The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in exchange-traded funds ("ETFs"). ETFs are investment companies whose shares are listed and traded on a national securities exchange and that provide investment exposure to a portfolio of securities or other investments. The Fund is a “fund of funds” that seeks to achieve its investment objective by investing in unaffiliated passively-managed exchange-traded funds (the “Underlying ETFs”). The Fund is designed for investors with a particular risk profile as represented by the asset class allocations described below, and invests in a distinct mix of Underlying ETFs.